Investment Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$20,992	$502	$208	$21,286
U.S. Government agencies	34,931	145	776	34,300
GSE – Mortgage-backed securities and CMO’s	37,871	121	986	37,006
State and political subdivisions	7,337	351	—	7,688

Total securities available for sale	$101,131	$1,119	$1,970	$100,280

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$18,731	$846	$1	$19,576
U.S. Government agencies	21,689	485	—	22,174
GSE – Mortgage-backed securities and CMO’s	40,766	379	123	41,022
State and political subdivisions	8,165	701	—	8,866

Total securities available for sale	$89,351	$2,411	$124	$91,638

At both December 31, 2013 and 2012, the Company owned Federal Reserve Bank stock reported at cost of $467,000 and $803,000, respectively. Also at December 31, 2013 and 2012, the Company owned Federal Home Loan Bank Stock (FHLB) of $717,000 and $1.5 million, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership and borrowings with these banks.

Results from sales and calls of securities available for sale for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Gross proceeds from sales and calls	$20,182	$42,889	$25,568

Realized gains from sales	$41	$1,398	$933
Realized losses from sales	(564)	(112)	—

Net realized gains (losses)	$(523)	$1,286	$933

At December 31, 2013, 2012 and 2011 securities available for sale with a carrying amount of $63.1 million, $48.8 million and $37.7 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012. The unrealized losses on investment securities are a result of temporary fluctuations in the market prices due to a rise in interest rates, which will adjust if rates decline in a volatile market and are in no way a reflection of the credit quality of the investments. At December 31, 2013, the unrealized losses related to one United States Treasury note, ten government agency bonds and thirteen government sponsored enterprise (GSE) mortgage backed securities. At December 31, 2012 the unrealized losses related to two United States Treasury notes and seven mortgage backed securities.

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,722	$208	$—	$—	$4,722	$208
U.S. Gov’t agencies	29,147	776	—	—	29,147	776
GSE-Mortgage-backed securities and CMO’s	22,206	842	3,849	144	26,055	986
State and political subdivisions	—	—	—	—	—	—

	$56,075	$1,826	$3,849	$144	$59,924	$1,970

	Less than 12 Months		12 Months or More		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$2,485	$1	$—	$—	$2,485	$1
U.S. Gov’t agencies	—	—	—	—	—	—
GSE-Mortgage-backed securities and CMO’s	21,355	123	—	—	21,355	123
State and political subdivisions	—	—	—	—	—	—

	$23,840	$124	$—	$—	$23,840	$124

The Company did have two GSE mortgage backed securities that had been in a loss position for more than twelve months. Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of quality but that the losses are temporary in nature. At December 31, 2013, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following table shows contractual maturities of the investment portfolio as of December 31, 2013:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$481	$485
Due after one but within five years	38,590	39,124
Due after five but within ten years	23,171	22,623
Due after ten years	1,018	1,042
Mortgage backed securities	37,871	37,006

	$101,131	$100,280

The mortgage-backed securities are shown separately as they are not due at a single maturity date.